Financial instruments and financial risk factors - Schedule of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial assets (liabilities)	$ (70,023)	$ (68,600)
Trade and other payables
Financial liabilities
Financial liabilities	(58,630)	(54,599)
Derivative financial instruments
Financial liabilities
Financial liabilities	(6,569)	(8,504)
Accruals
Financial liabilities
Financial liabilities	(5,465)	(5,605)
Finance debt
Financial liabilities
Financial liabilities	(63,230)	(58,300)
Other investments – equity shares
Financial assets
Financial assets	433	407
Other financial assets
Financial assets
Financial assets	937	670
Loans
Financial assets
Financial assets	836	791
Trade and other receivables
Financial assets
Financial assets	24,361	20,616
Derivative financial instruments
Financial assets
Financial assets	7,142	7,375
Cash and cash equivalents
Financial assets
Financial assets	25,586	23,484
Financial liabilities at fair value through profit or loss, category | Derivative financial instruments
Financial liabilities
Financial liabilities	(5,705)	(6,507)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)	(176)	(1,112)
Derivative hedging instruments | Derivative financial instruments
Financial liabilities
Financial liabilities	(864)	(1,997)
Financial liabilities measured at amortized cost
Financial liabilities
Financial assets (liabilities)	(122,749)	(113,439)
Financial liabilities measured at amortized cost | Trade and other payables
Financial liabilities
Financial liabilities	(54,054)	(49,534)
Financial liabilities measured at amortized cost | Accruals
Financial liabilities
Financial liabilities	(5,465)	(5,605)
Financial liabilities measured at amortized cost | Finance debt
Financial liabilities
Financial liabilities	(63,230)	(58,300)
Loans and receivables
Financial liabilities
Financial assets (liabilities)	47,113	42,946
Loans and receivables | Loans
Financial assets
Financial assets	836	791
Loans and receivables | Trade and other receivables
Financial assets
Financial assets	24,361	20,616
Loans and receivables | Cash and cash equivalents
Financial assets
Financial assets	21,916	21,539
Available- for-sale financial assets
Financial liabilities
Financial assets (liabilities)	2,978	2,198
Available- for-sale financial assets | Other investments – equity shares
Financial assets
Financial assets	433	407
Available- for-sale financial assets | Other financial assets
Financial assets
Financial assets	275	42
Available- for-sale financial assets | Cash and cash equivalents
Financial assets
Financial assets	2,270	1,749
Held-to- maturity investments
Financial liabilities
Financial assets (liabilities)	1,400	196
Held-to- maturity investments | Cash and cash equivalents
Financial assets
Financial assets	1,400	196
Financial assets at fair value through profit or loss, category
Financial liabilities
Financial assets (liabilities)	1,411	611
Financial assets at fair value through profit or loss, category | Other financial assets
Financial assets
Financial assets	662	628
Financial assets at fair value through profit or loss, category | Derivative financial instruments
Financial assets
Financial assets	6,454	6,490
Derivative hedging instruments | Derivative financial instruments
Financial assets
Financial assets	$ 688	$ 885